                      Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                            Telephone (215) 564-8000
                               Fax (215) 564-8120
                                www.stradley.com

Katherine Mason
KMason@stradley.com
215.564.8006

                                                         1933 Act Rule 485(a)(2)
                                                    1933 Act File No. 333-146680
                                                     1940 Act File No. 811-22132

                                September 2, 2008
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:   Aberdeen Funds
         File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

     Pursuant to Rule  485(a)(2)  under the  Securities  Act of 1933, as amended
(the "1933 Act"),  submitted  electronically  via the EDGAR system,  please find enclosed Post-Effective Amendment Nos. 4/6 (the "Amendment") to the Registration
Statement of the Aberdeen Funds (the "Trust").  The purpose of this Amendment is to  register a new series of the Trust,  the  Aberdeen  Core  Income  Fund.  The
Amendment is proposed to go effective 75 days after filing on November 16, 2008.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced  telephone  number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

                                                 Sincerely,

                                                 /s/ Katherine Mason
                                                 Katherine Mason, Esq.